Long-term debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total Gross Debt	$ 48,879	$ 55,310
Current portion	(13,567)	(10,327)
Long-term portion	35,312	44,983
Convertible debt
Debt Instrument [Line Items]
Total Gross Debt	17,431	17,382
Other bank financing
Debt Instrument [Line Items]
Total Gross Debt	5,105	3,744
Capital lease obligations
Debt Instrument [Line Items]
Total Gross Debt	1,632
Capital lease obligations
Debt Instrument [Line Items]
Total Gross Debt		1,516
Term loan facilities
Debt Instrument [Line Items]
Total Gross Debt	22,207	24,023
Senior financing
Debt Instrument [Line Items]
Total Gross Debt	$ 2,504	$ 8,645